Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1 [Member]
Short-term investment	$ 64	$ 273
Total financial assets	64	273
Level 2 [Member]
Short-term investment
Total financial assets
Level 3 [Member]
Short-term investment
Total financial assets
Fair Value [Member]
Short-term investment	64	273
Total financial assets	$ 64	$ 273